Non-controlling interests	12 Months Ended
Dec. 31, 2024
Disclosure Of Non-Controlling Interests [Abstract]
Non-controlling interests

39. Non-controlling interests
Total non-controlling interests includes the following individually material non-controlling interests. Other non-controlling interests are individually not material.
ViiV Healthcare
GSK holds 78.3% of the ViiV Healthcare sub-group, giving rise to a material non-controlling interest. Summarised financial information available at the latest practicable date in respect of the ViiV Healthcare sub-group is as follows:

	2024 £m	2023 £m	2022 £m
Turnover	7,023	6,308	5,619
Profit after taxation	1,619	2,034	1,528
Other comprehensive income/(expense)	7	(19)	94
Total comprehensive income	1,626	2,015	1,622

	2024 £m	2023 £m
Non-current assets	2,649	2,528
Current assets	3,479	3,330
Total assets	6,128	5,858

Current liabilities	(4,218)	(3,881)
Non-current liabilities	(8,566)	(8,453)
Total liabilities	(12,784)	(12,334)
Net liabilities	(6,656)	(6,476)

	2024 £m	2023 £m	2022 £m
Net cash inflow from operating activities	2,554	2,192	3,442
Net cash outflow from investing activities	(106)	(2)	(174)
Net cash outflow from financing activities	(2,518)	(2,463)	(2,718)
Increase/(decrease) in cash and bank overdrafts in the year	(70)	(273)	550
The above financial information relates to the ViiV Healthcare group on a stand-alone basis, before the impact of Group-related adjustments, primarily related to the recognition of preferential dividends. The profit after taxation of £1,619 million (2023:
£2,034 million; 2022: £1,528 million) is stated after charging preferential dividends payable to GSK and Pfizer and after a charge of
£1,377 million (2023: £858 million; 2022: £1,483 million) for remeasurement of contingent consideration payable. This consideration is expected to be paid over a number of years.
The following amounts attributable to the ViiV Healthcare group are included in GSK’s financial statements:

	2024 £m	2023 £m	2022 £m
Share of profit for the year attributable to non-controlling interest	357	373	415
Dividends paid to non-controlling interest	392	398	480
Non-controlling interest in the consolidated balance sheet	(683)	(648)	(611)